Employee Benefit Plans (Obligations and Funded Status) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Pension Benefits U.S. Plans
Change in benefit obligations:
Benefit obligations at January 1,	$ 10,262	$ 8,130
Service costs	217	183
Interest costs	404	413
Plan participants’ contributions	0	0
Net actuarial (gains) losses	(626)	1,461
Settlements and curtailments	0	(13)
Change in benefits and other	0	574
Benefits paid	(497)	(486)
Effect of foreign currency translation	0	0
Benefit obligations at December 31,	9,760	10,262
Change in plan assets
Estimated fair value of plan assets at January 1,	8,750	7,305
Actual return on plan assets	(138)	1,018
Change in benefits and other	0	523
Plan participants’ contributions	0	0
Employer contributions	375	390
Benefits paid	(497)	(486)
Estimated fair value of plan assets at December 31,	8,490	8,750
Over (under) funded status at December 31,	(1,270)	(1,512)
Amounts recognized on the consolidated balance sheets
Other assets	0	0
Other liabilities	(1,270)	(1,512)
Net amount recognized	(1,270)	(1,512)
Accumulated other comprehensive (income) loss:
Net actuarial (gains) losses	2,894	3,034
Prior service costs (credit)	(1)	(2)
AOCI, before income tax	2,893	3,032
Accumulated benefit obligation	9,439	9,729
Other Postretirement Benefits U.S. Plans
Change in benefit obligations:
Benefit obligations at January 1,	2,129	1,861
Service costs	15	14
Interest costs	88	92
Plan participants’ contributions	30	30
Net actuarial (gains) losses	(233)	264
Settlements and curtailments	0	(6)
Change in benefits and other	(14)	(16)
Benefits paid	(109)	(109)
Effect of foreign currency translation	(1)	(1)
Benefit obligations at December 31,	1,905	2,129
Change in plan assets
Estimated fair value of plan assets at January 1,	1,426	1,352
Actual return on plan assets	3	112
Change in benefits and other	0	0
Plan participants’ contributions	30	30
Employer contributions	22	41
Benefits paid	(109)	(109)
Estimated fair value of plan assets at December 31,	1,372	1,426
Over (under) funded status at December 31,	(533)	(703)
Amounts recognized on the consolidated balance sheets
Other assets	0	0
Other liabilities	(533)	(703)
Net amount recognized	(533)	(703)
Accumulated other comprehensive (income) loss:
Net actuarial (gains) losses	221	420
Prior service costs (credit)	(14)	(10)
AOCI, before income tax	$ 207	$ 410